Cover	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity File Number	000-51541
Entity Registrant Name	GENOMIC HEALTH, INC.
Entity Central Index Key	0001131324
Entity Tax Identification Number	77-0552594
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Penobscot Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	556-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GHDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false